SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global High Income Fund
DWS High Income Fund
DWS High Income VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the funds’ prospectuses.
Gary Russell, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2006.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2016.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund through September 1, 2023. Began managing the fund in 2018.
Sarah Rowin, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Nick Soroka, Portfolio Manager & Senior Research Analyst Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Kirk Maurer, CFA, Portfolio Manager & Senior Research Analyst Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure for the funds under the “MANAGEMENT” heading in the “FUND DETAILS” section of the funds’ prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Gary Russell, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2006.
◾
Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
◾
Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
◾
Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.
◾
BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2016.
◾
Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
◾
Portfolio Manager for High Yield Strategies: New York.
◾
BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund through September 1, 2023. Began managing the fund in 2018.
◾
Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
◾
Portfolio Manager for High Yield Strategies: New York.
◾
BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
July 12, 2023
PROSTKR23-77

Sarah Rowin, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
◾
Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
◾
Senior Portfolio Manager / Fixed Income: New York.
◾
BA in Economics from the University of Pennsylvania; CFA Charterholder.
Nick Soroka, Portfolio Manager & Senior Research Analyst Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
◾
Joined DWS in 2019 with over a year of industry experience. Prior to joining, he was a quantamental analyst at Ascend Capital. Prior to Ascend he worked at SpendVest, a fintech investing startup. Previously, he was an engineer in the U.S. Army.
◾
Portfolio Manager and Senior Research Analyst – Fixed Income: New York.
◾
BS in Civil Engineering from United States Military Academy; MBA from Stanford Graduate School of Business.
Kirk Maurer, CFA, Portfolio Manager & Senior Research Analyst Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
◾
Joined DWS in 2014 with 19 years of industry experience. Prior to joining, he was a director in portfolio management and research at Babson Capital Management. Previously, he served in portfolio management and as co-director of research at Caywood-Scholl Capital Management. Prior to that, he was a high yield research analyst at Waddell and Reed. He started his career as an analyst at Conseco Capital Management.
◾
Portfolio Manager and Senior Research Analyst – Fixed Income: Jacksonville, FL.
◾
BBA in Economics from Southern Illinois University.
Please Retain This Supplement for Future Reference
July 12, 2023
PROSTKR23-77